Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.9%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.9%
CommonSpirit Health, 6.073%, 11/1/27	$3,500	$ 3,601,919
Little Co. of Mary Hospital of Indiana, Inc., 1.973%, 11/1/25	325	316,909
Total Corporate Bonds (identified cost $3,825,000)		$ 3,918,828

Tax-Exempt Municipal Obligations — 93.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.0%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/37	$3,000	$ 3,098,580
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,035,340
Minnesota Rural Water Finance Authority, Inc., 4.375%, 4/1/25	3,000	2,998,560
		$ 9,132,480
Education — 7.0%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.412%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,000	$ 1,979,280
Build NYC Resource Corp., NY, (Success Academy Charter School), 5.00%, 9/1/33	900	982,638
Colorado State University, 4.375% to 3/1/29 (Put Date), 3/1/48	2,750	2,863,905
Illinois Finance Authority, (University of Chicago), 4.00%, 10/1/40	3,000	2,938,740
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/38	2,500	2,500,975
Massachusetts Development Finance Agency, (Harvard University), 4.00%, 7/15/36	1,640	1,646,232
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	2,600	2,695,888
Miami-Dade County Educational Facilities Authority, FL, (University of Miami), 5.00%, 4/1/40	1,000	1,003,640
Purdue University, IN, 4.00%, 7/1/40	2,100	2,037,273
University of Delaware, (SPA: TD Bank, N.A.), 3.80%, 11/1/37(2)	4,500	4,500,000
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Massachusetts Building Authority, 5.00%, 11/1/40	$3,000	$ 3,026,490
University of North Carolina at Chapel Hill, 3.638%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(1)	6,300	6,296,598
		$ 32,471,659
Electric Utilities — 4.1%
Arkansas River Power Authority, CO, 5.00%, 10/1/30	$1,000	$ 1,027,000
Clark County Public Utility District No. 1, WA, Electric System Revenue:
5.00%, 1/1/39	475	523,407
5.00%, 1/1/41	475	518,909
Long Island Power Authority, NY, Electric System Revenue, 5.00% to 9/1/27 (Put Date), 9/1/52	3,000	3,103,680
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	5,000	4,914,800
Salt River Project Agricultural Improvement and Power District, AZ, 4.00%, 12/1/34	3,250	3,253,315
Snohomish County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 12/1/40	4,600	4,652,486
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	1,365	1,393,747
		$ 19,387,344
Escrowed/Prerefunded — 0.1%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), Escrowed to Maturity, 4.00%, 4/1/26	$375	$ 379,147
		$ 379,147
General Obligations — 10.7%
Bar Harbor, ME, 5.00%, 9/1/42	$1,000	$ 1,104,800
Bristol, VA, 5.00%, 9/1/27	1,920	1,940,333
Chicago Board of Education, IL:
5.00%, 12/1/26	2,000	2,027,900
5.00%, 12/1/30	2,690	2,727,660
5.00%, 12/1/42	2,000	1,977,280
5.25%, 12/1/36	1,000	1,050,380
Chicago, IL, 5.50%, 1/1/34	1,000	1,001,160
Connecticut, 4.00%, 6/15/34	5,000	5,004,700
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/27	2,000	2,085,380
Detroit, MI, 5.00%, 4/1/25	150	150,444
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	755	666,635
Illinois:
5.00%, 2/1/25	4,000	4,004,240
5.00%, 11/1/26	5,000	5,146,850

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois: (continued)
5.50%, 5/1/30	$500	$ 533,500
Martin County West Independent School District No. 2448, MN, 5.00%, 2/1/34	2,620	3,007,236
Millcreek Township School District, PA, 5.00%, 9/15/25	500	500,675
Montgomery County, MD, 2.00%, 8/1/39	2,000	1,512,040
New Jersey, 2.00%, 6/1/27	4,000	3,807,360
New York, NY, (SPA: JPMorgan Chase Bank, N.A.), 4.05%, 6/1/44(2)	500	500,000
Puerto Rico:
5.625%, 7/1/27	4,200	4,354,140
5.625%, 7/1/29	2,000	2,131,620
Texas, 4.00%, 5/15/45	3,660	3,529,082
Virginia, 2.00%, 6/1/28	1,370	1,291,252
		$ 50,054,667
Hospital — 8.1%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.45% to 10/31/25 (Put Date), 1/15/48	$1,500	$ 1,501,575
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group), 4.25%, 2/15/43	2,000	1,969,100
Harris County Cultural Education Facilities Finance Corp., TX, (Houston Methodist Hospital), 4.00%, 12/1/45	3,885	3,673,229
Illinois Finance Authority, (Advocate Health Care Network), 4.00%, 5/1/41	2,545	2,451,217
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/28	4,000	4,019,920
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	2,065	2,077,225
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	410	395,277
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.00%, 7/1/25	475	478,296
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), (LOC: TD Bank, N.A.), 3.75%, 6/1/46(2)	1,450	1,450,000
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/38	3,340	3,341,436
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/30	3,500	3,721,725
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/36	2,000	2,012,320
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Healthcare), 5.00% to 5/15/26 (Put Date), 11/15/52	2,000	2,040,000
Utah County, UT, (IHC Health Services, Inc.), 4.00%, 5/15/47	4,820	4,460,428
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Washington Health Care Facilities Authority, (Seattle Children's Hospital), 5.00%, 10/1/38	$2,500	$ 2,503,100
Wisconsin Health and Educational Facilities Authority, (Ascension Health Credit Group), 5.00%, 11/15/39	1,575	1,595,806
		$ 37,690,654
Housing — 8.5%
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.10%, 11/15/29	$1,630	$ 1,393,422
District of Columbia Housing Finance Agency, (Faircliff Plaza East Apartments), 5.00% to 12/1/25 (Put Date), 12/1/26	2,775	2,813,128
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	4,850,600
Massachusetts Housing Finance Agency, Sustainability Bonds, 4.00%, 12/1/25	2,500	2,507,175
Michigan Housing Development Authority:
3.70%, 4/1/30	1,500	1,503,585
3.75%, 4/1/27	2,095	2,084,902
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,080	985,216
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	2,080	1,937,576
New Canaan Housing Authority, CT, (Hanc Lakeview LLC), (FNMA), 4.00%, 12/1/34	1,750	1,732,203
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	3,000	2,906,880
Sustainable Development Bonds, 3.40% to 12/22/26 (Put Date), 11/1/62	2,000	1,996,560
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), GNMA), 4.40%, 9/1/44	275	270,509
Seattle Housing Authority, WA, (Juniper Apartments), 5.00%, 6/1/27	2,800	2,867,088
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	95	95,000
Vancouver Housing Authority, WA, (Navalia and Alena), 4.00%, 8/1/34	3,500	3,488,660
Virginia Housing Development Authority, 4.10%, 10/1/27	4,000	4,001,440
Wisconsin Health and Educational Facilities Authority, (Wisconsin Housing Preservation Corp.), 4.00%, 11/1/34	1,000	993,160
Wisconsin Housing and Economic Development Authority, Housing Revenue, 3.75% to 5/1/28 (Put Date), 11/1/55	3,200	3,184,096
		$ 39,611,200
Industrial Development Revenue — 7.2%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$505	$ 476,018

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	$2,000	$ 1,970,640
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.25% to 12/1/25 (Put Date), 12/1/44	1,500	1,500,075
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/2/29 (Put Date), 11/1/38	1,000	1,011,020
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.), (AMT), 3.25%, 1/1/25	3,000	3,000,000
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(4)	1,880	1,888,610
Mission Economic Development Corp., TX, (Republic Services, Inc.), (AMT), 4.00% to 6/1/34 (Put Date), 6/1/54	1,500	1,491,810
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer):
1.00% to 8/21/26 (Put Date), 7/1/49	1,000	938,240
3.875% to 3/6/26 (Put Date), 10/1/48	1,000	1,006,650
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	2,000	2,036,500
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(4)	860	816,295
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(4)	435	408,317
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 6.00%, 4/1/35	1,705	1,899,694
Oregon Business Development Commission, (Intel Corp.), 3.80% to 6/15/28 (Put Date), 12/1/40	2,000	2,013,580
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/1/27 (Put Date), 7/1/41	2,500	2,508,800
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	986,840
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.75% to 6/1/25 (Put Date), 12/1/42	4,500	4,502,295
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	5,000	5,066,350
		$ 33,521,734
Insured - Electric Utilities — 0.1%
Puerto Rico Electric Power Authority, Series SS, (NPFG), 5.00%, 7/1/25	$300	$ 299,622
		$ 299,622
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 1.0%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$ 254,910
Harris County Improvement District No. 18, TX, (BAM), 3.50%, 9/1/43	1,260	1,112,845
Harris County Municipal Utility District No. 165, TX, (BAM), 3.375%, 3/1/41	3,625	3,151,937
		$ 4,519,692
Insured - Special Tax Revenue — 0.7%
Enterprise Board of Education, AL:
(BAM), 5.00%, 3/1/36	$415	$ 458,683
(BAM), 5.00%, 3/1/38	915	1,001,165
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	825	872,957
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/25	1,140	1,120,244
		$ 3,453,049
Insured - Transportation — 1.1%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 5.00%, 1/1/27	$815	$ 836,492
(AGM), (AMT), 5.00%, 1/1/28	1,000	1,037,150
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.00%, 1/1/28	3,250	3,370,737
		$ 5,244,379
Lease Revenue/Certificates of Participation — 1.7%
New Jersey Economic Development Authority, (Portal N Bridge Project), 5.00%, 11/1/25	$600	$ 608,772
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,409,105
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/26	1,000	1,026,190
5.00%, 6/15/33	2,500	2,814,300
		$ 7,858,367
Other Revenue — 8.1%
Black Belt Energy Gas District, AL:
3.99%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(1)	$5,000	$ 4,875,550
5.00% to 11/1/34 (Put Date), 3/1/55	2,325	2,469,313
5.25% to 10/1/30 (Put Date), 1/1/54	3,500	3,710,140
5.50% to 2/1/29 (Put Date), 6/1/49	2,000	2,114,600
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,940	5,378,475

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	$1,200	$ 468,000
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(4)	1,025	1,050,512
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 12/1/30 (Put Date), 5/1/54	1,800	1,888,344
5.00% to 12/1/32 (Put Date), 5/1/55	1,200	1,267,236
5.00% to 6/1/31 (Put Date), 12/1/53	2,500	2,643,225
5.00% to 9/1/30 (Put Date), 9/1/53	2,500	2,636,775
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 3.988%, (67% of SOFR + 1.00%), 12/1/52(1)	7,500	7,531,200
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	120	120,025
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.739%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(1)	1,845	1,846,771
		$ 38,000,166
Senior Living/Life Care — 1.9%
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	$2,750	$ 2,736,112
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.32%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(1)	435	430,380
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
4.25%, 1/1/33	2,105	2,060,290
5.00%, 1/1/30	1,265	1,280,800
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven):
4.25%, 10/1/26	250	249,653
4.50%, 10/1/26	2,000	1,997,200
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 4.00%, 12/1/28	170	168,416
		$ 8,922,851
Special Tax Revenue — 9.0%
Baltimore, MD, (Harbor Point), 3.15%, 6/1/29(4)	$200	$ 191,718
Bullhead, AZ, Excise Taxes Revenue:
0.95%, 7/1/26	350	333,487
1.15%, 7/1/27	750	699,218
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 4.00%, 8/1/35	5,720	5,724,233
Massachusetts School Building Authority, 5.00%, 8/15/37	3,170	3,195,772
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,013,680
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Metropolitan Transportation Authority, TN, 5.25%, 11/15/36	$3,225	$ 3,324,878
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(3)	280	0
5.75%, 5/1/38	295	297,493
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 2/1/36	5,000	5,011,550
5.00%, 11/1/33(5)	5,000	5,705,350
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,600	1,854,016
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.00%, 12/1/25	6,350	6,358,191
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/33	4,500	3,176,415
4.50%, 7/1/34	5,185	5,194,851
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(3)	276	126,764
		$ 42,207,616
Student Loan — 0.6%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/29	$1,575	$ 1,644,394
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/38	1,050	997,133
		$ 2,641,527
Transportation — 17.1%
Allegheny County Airport Authority, PA, (AMT), 5.00%, 1/1/28	$1,005	$ 1,042,336
Bay Area Toll Authority, CA, (San Francisco Bay Area), 3.92%, (SIFMA + 0.30%), 4/1/56(1)	5,000	4,929,800
Broward County, FL, Airport System Revenue:
(AMT), 5.00%, 10/1/29	2,000	2,016,800
(AMT), 5.00%, 10/1/30	2,480	2,498,798
Charleston County Airport District, SC:
5.00%, 7/1/39	750	833,168
5.00%, 7/1/40	800	884,664
5.00%, 7/1/42	800	875,960
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 11/15/28	4,920	5,170,969
(AMT), 5.25%, 11/15/26	1,000	1,032,670
(AMT), 5.25%, 11/15/27	1,100	1,151,700
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/27	2,550	2,648,251
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,000	2,004,280

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/30	$5,000	$ 5,178,250
Massachusetts Port Authority, (AMT), Prerefunded to 3/22/25, 5.00%, 7/1/34	3,000	3,009,690
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/28	1,000	1,046,660
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/46	4,890	4,924,523
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/28	2,265	2,377,276
(AMT), 5.00%, 10/1/29	2,000	2,059,820
(AMT), 5.00%, 10/1/32	6,360	6,474,544
North Texas Tollway Authority, 5.00%, 1/1/27	4,000	4,150,880
Pennsylvania Turnpike Commission, 5.00%, 12/1/39	2,850	3,032,742
Philadelphia, PA, Airport Revenue:
(AMT), 5.00%, 6/15/28	2,630	2,643,019
(AMT), 5.00%, 7/1/28	4,800	5,023,968
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/32	1,500	1,526,295
Port of Seattle, WA:
(AMT), 5.00%, 5/1/33	2,000	2,044,760
(AMT), 5.00%, 4/1/40	5,000	5,001,750
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/31	2,460	2,554,046
(AMT), 5.00%, 7/1/32	3,500	3,589,985
		$ 79,727,604
Water and Sewer — 4.8%
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/36	$1,805	$ 1,807,166
Gainesville, GA, Water and Sewerage Revenue, 5.00%, 11/15/32	1,045	1,188,541
Honolulu City and County, HI, Wastewater System Revenue:
5.00%, 7/1/35(5)	1,250	1,421,450
5.00%, 7/1/36(5)	1,500	1,698,660
King County, WA, Sewer Improvement and Refunding Revenue, 4.00%, 7/1/45	7,000	6,785,240
Miami-Dade County, FL, Water and Sewer System Revenue, 4.00%, 10/1/37	2,705	2,734,782
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/33(2)	1,975	1,975,000
5.00%, 6/15/35	3,050	3,095,750
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System): (continued)
(SPA: Barclays Bank PLC), 3.85%, 6/15/50(2)	$1,850	$ 1,850,000
		$ 22,556,589
Total Tax-Exempt Municipal Obligations (identified cost $436,694,411)		$437,680,347

Taxable Municipal Obligations — 6.4%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(4)	$500	$ 510,020
University of California, 4.40%, 7/1/41(6)	1,855	1,855,000
		$ 2,365,020
Escrowed/Prerefunded — 0.3%
San Diego County Regional Transportation Commission, CA, Escrowed to Maturity, 2.085%, 4/1/25	$1,500	$ 1,491,240
		$ 1,491,240
General Obligations — 1.2%
Beverly Hills Unified School District, CA, 2.06%, 8/1/25	$1,135	$ 1,120,733
California, 7.50%, 4/1/34(7)	2,500	2,855,050
Detroit, MI, Social Bonds, 2.711%, 4/1/26	700	680,673
Homewood, AL, 2.00%, 9/1/26	625	601,587
Nashua, NH, 1.40%, 1/15/33	375	289,204
		$ 5,547,247
Hospital — 0.2%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$835	$ 796,707
		$ 796,707
Housing — 1.0%
New York Housing Finance Agency, Social Bonds, (SPA: TD Bank, N.A.), 4.50%, 11/1/55(6)	$4,780	$ 4,780,000
		$ 4,780,000

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.1%
Westland, MI, (BAM), 1.734%, 11/1/31	$400	$ 323,880
		$ 323,880
Insured - Transportation — 0.4%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$2,035	$ 1,930,136
		$ 1,930,136
Senior Living/Life Care — 0.1%
Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$145	$ 141,793
Indiana Finance Authority, (BHI Senior Living), 2.45%, 11/15/25	355	346,863
		$ 488,656
Special Tax Revenue — 0.7%
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	$3,500	$ 3,066,910
		$ 3,066,910
Student Loan — 0.1%
Rhode Island Student Loan Authority, 2.373%, 12/1/28	$400	$ 361,132
		$ 361,132
Transportation — 1.5%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.433%, 4/1/27	$7,695	$ 7,204,829
		$ 7,204,829
Water and Sewer — 0.3%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 4.40%, 7/1/37(6)	$1,500	$ 1,500,000
		$ 1,500,000
Total Taxable Municipal Obligations (identified cost $30,125,415)		$ 29,855,757
Total Investments — 101.1% (identified cost $470,644,826)		$471,454,932
Other Assets, Less Liabilities — (1.1)%		$ (5,019,300)
Net Assets — 100.0%		$466,435,632

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2024.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2024.
(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $4,865,472 or 1.0% of the Fund's net assets.
(5)	When-issued security.
(6)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2024.
(7)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At December 31, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	10.4%
Others, representing less than 10% individually	89.8%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2024, 3.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 2.1% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 3,918,828	$ —	$ 3,918,828
Tax-Exempt Municipal Obligations	—	437,680,347	—	437,680,347
Taxable Municipal Obligations	—	29,855,757	—	29,855,757
Total Investments	$ —	$471,454,932	$ —	$471,454,932
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.